Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	May 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 23,981	$ 10,621
Trade receivables (net of allowances for doubtful accounts of $445 and $560 as of December 31, 2017 and 2016, respectively)	2,890	3,061
Prepaid expenses and other receivables	1,339	918
Total current assets	28,210	14,600
LONG-TERM ASSETS:
Long-term restricted lease deposits	379	380
Severance pay fund	714	604
Property and equipment, net	2,787	2,081
Intangible assets, net	11,018	10,426
Goodwill	21,128	19,441
Total long-term assets	36,026	32,932
Total assets	64,236	47,532
CURRENT LIABILITIES:
Trade payables	1,017	764
Employees and payroll accruals	3,239	2,528
Accrued expenses and other liabilities	1,012	755
Earn-out consideration and related costs	3,588	3,041
Deferred revenues	5,032	4,609
Total current liabilities	13,888	11,697
LONG-TERM LIABILITIES:
Deferred revenues	524	1,788
Deferred tax liability, net	1,355	1,374
Accrued severance pay	930	816
Other liabilities	438	119
Total long-term liabilities	3,247	4,097
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value ILS 0.15 par value - Authorized: 75,353,340 shares as of December 31, 2017 and 2016, respectively; Issued: 54,405,881 and 40,353,953 shares as of December 31, 2017 and 2016, respectively; Outstanding: 53,375,854 and 39,174,272 shares as of December 31, 2017 and 2016, respectively	2,097	1,497
Additional paid-in capital	244,609	216,147
Treasury shares: 1,030,027 and 1,179,681 ordinary shares as of December 31, 2017 and 2016, respectively	(3,312)	(3,867)
Accumulated other comprehensive loss	(1,195)	(2,851)
Accumulated deficit	(195,098)	(179,188)	$ 1,306
Total shareholders' equity	47,101	31,738
Total liabilities and shareholders' equity	$ 64,236	$ 47,532